Investments in joint ventures and joint operations	9 Months Ended
Sep. 30, 2024
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations
During the nine months ended September 30, 2024, the Group made £1,549,000 in capital contributions to its joint venture with RallyBio, RE Ventures (nine months to September 30, 2023: £1,206,000). The Group’s share of the loss incurred by the joint venture during the three and nine months ended September 30, 2024 totalled £488,000 and £1,412,000 respectively (September 30, 2023: £535,000 and £1,149,000).

There were no transactions with the Group’s other joint venture with RallyBio, RE Ventures II, LLC, during the nine months ended September 30, 2024 (nine months to September 30, 2023: £nil).

The Group’s interests in joint operations are disclosed in the consolidated financial statements for the year ended December 31, 2023. See note 10 for details in relation to the termination of the Group’s collaboration with Apeiron on July 17, 2024.